Related party transactions - Related Party Balances (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2016 NOK (kr)	Jan. 31, 2014 USD ($)	Oct. 30, 2013 USD ($)	Oct. 30, 2013 NOK (kr)
Related Party Transaction [Line Items]
Total related party receivables		$ 8,100,000	$ 11,200,000
Total related party payables		33,200,000	36,600,000
Long term debt to related party		121,500,000	321,200,000
Majority Shareholder
Related Party Transaction [Line Items]
Total related party receivables		8,100,000	10,700,000
Total related party payables		29,600,000	35,900,000
Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Total related party receivables		0	500,000
Total related party payables		3,600,000	700,000
US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount		600,000,000
NOK1,500 Million Floating Interest Rate Bond
Related Party Transaction [Line Items]
Debt face amount							$ 1,500,000,000
Loans Payable | US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount		600,000,000				$ 600,000,000
Loans Payable | US $600 Million Unsecured Bond | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties		0	186,600,000
Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Related Party Transaction [Line Items]
Debt face amount		1,500,000,000
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties		0	9,600,000
Loans Payable | US $195 Million Loan | Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Notes payable, related parties		121,500,000	125,000,000
Parent Company | Loans Payable | US $600 Million Unsecured Bond
Related Party Transaction [Line Items]
Debt face amount		$ 186,600,000.0	$ 186,600,000.0
Debt instrument, ownership percentage		31.10%	31.10%
Parent Company | Loans Payable | NOK1,500 Million Floating Interest Rate Bond
Related Party Transaction [Line Items]
Debt face amount | kr				kr 10,400,000.0	kr 9,600,000.0			kr 11,000,000
Debt instrument, ownership percentage	5.50%	5.50%	5.50%